Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments
4. Cash and cash equivalents and financial investments

Accounting policy

Cash and cash equivalents comprise bank balances and short-term financial investments with maturities of up to 90 days, readily convertible into known amounts of cash and subject to an insignificant risk of change in value. Cash equivalents are held for the purpose of meeting short-term cash commitments.

Investments that do not fall under the classification of cash and cash equivalents are presented as financial investments in a separate line item in the statements of financial position.

Cash equivalents and financial investments, excluding cash and bank deposits, are substantially represented by investments: (i) in Brazil, in certificates of deposit of financial institutions linked to interest rate of the Interbank Deposits (“DI”), in repurchase agreement, financial bills, private securities and in short-term investment funds, whose portfolio is comprised of Brazilian Federal Government bonds and certificates of deposit of financial institutions and financial investments composed of a fixed-income component indexed to the DI rate and a variable component represented by financial instruments whose characteristics meet the criteria for compensation set forth in IAS 32, resulting in the presentation of a net financial asset, and; (ii) outside Brazil, in certificates of deposit of financial institutions and in short-term investment funds, whose portfolio is comprised of Federal Government bonds.

a. Cash and cash equivalents

	12/31/2025	12/31/2024
Cash and banks
In local currency	432,604	211,047
In foreign currency	409,691	194,793
Financial investments considered cash equivalents
Securities and funds
In local currency	1,622,908	1,286,152
In foreign currency	709,922	379,601
Total cash and cash equivalents	3,175,125	2,071,593

b. Financial investments

	12/31/2025	12/31/2024
Financial investments
Securities and funds
In local currency (a)	3,311,585	2,271,980
In foreign currency (b)	2,921,770	2,854,126
Total financial investments	6,233,355	5,126,106
Current	3,851,758	2,306,927
Non-current	2,381,597	2,819,179

(a)	The Company balance comprises (i) financial bills and indexed-rate Brazilian Federal Government bonds totaling R$ 1,433,475 and (ii) the remaining amount, which substantially corresponds to financial instruments offset with the same counterparty, presented net of financial liabilities measured at fair value in the amount of (174,643).
(b)	Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.